Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 1,900	$ 1,300
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	68,700
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		12,024
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	1,500
Limited partnership interests	382,853	363,237
Mortgage loans	696,062	629,142
Total impaired mortgage loans	0	0
Valuation allowances	0	0
Municipal debt carrying value	703,900	729,300
Short-term, at fair value	88,548	88,786
Policy loans	39,374	39,589
Other investments	653	3,106
Interest income on collateral, net of fees	286	235	$ 306
Debt securities	4,530,344	4,917,725
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	278,100	282,800
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	4,400	19,800	14,500
Gross losses realized on sales of fixed income securities	5,400	8,200	21,700
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	70,121	11,636
Fixed income securities on loan	66,600	57,400
Debt securities	4,530,344	4,917,725
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities	0
Equity securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities		19,800	14,500
Gross losses realized on sales of fixed income securities		8,200	$ 21,700
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		388
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	53,900
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	53,846	9,540
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	14,800
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	16,275	2,096
Available for sale Securities, Unrealized Losses Having Loss of Less than Twenty Percent, Less than 12 Months	12,800
Debt securities	279,200	311,300
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	2,200
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	104,800	$ 80,500
Available-for-sale Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 70,100